Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000029000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028997
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	12.41%	26.27%	15.72%	15.61%
C000028999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	16.65%	30.55%	15.86%	15.25%
C000029003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000029000
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%	32.21%	17.02%	16.41%
Without Sales Load [Member] | C000028997
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%	31.87%	16.73%	16.12%
Without Sales Load [Member] | C000028999
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	30.96%	15.86%	15.25%
Without Sales Load [Member] | C000029003
Average Annual Return [Line Items]
Average Annual Return, Percent	17.52%	32.18%	17.00%	16.46%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	10.12%	26.38%	15.17%	13.76%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	14.17%	32.22%	18.25%	16.64%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	14.17%	32.22%	18.25%	16.64%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	14.17%	32.22%	18.25%	16.64%
Alliance Bernstein Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	14.17%	32.22%	18.25%	16.64%